Federal Home Loan Bank Advances (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances [Line Items]
Amount	$ 2,482	$ 3,541	$ 514	$ 988
Short-term debt adjustable rate	905	2,116
Long-term Federal Home Loan Bank Advances, Current	905	2,116
Current portion of fixed rate advances	$ 1,577	1,425
Short-term floating rate daily adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Amount		$ 0	0	216
Federal Home Loan Bank Advances, Rate (as a percent)	0.67%	0.00%
Long-term Federal Home Loan Bank Advances, Current	$ 20	$ 0
Short-term fixed rate term advances
Federal Home Loan Bank, Advances [Line Items]
Amount		$ 2,116	214	772
Federal Home Loan Bank Advances, Rate (as a percent)	0.37%	0.32%
Long-term Federal Home Loan Bank Advances, Current	$ 865	$ 2,116
Long-term LIBOR adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Amount		$ 825	0	0
Federal Home Loan Bank Advances, Rate (as a percent)	0.94%	0.70%
Current portion of fixed rate advances	$ 1,025	$ 825
Long-term fixed rate advances
Federal Home Loan Bank, Advances [Line Items]
Amount		$ 600	$ 300	$ 0
Federal Home Loan Bank Advances, Rate (as a percent)	1.44%	1.37%
Current portion of fixed rate advances	$ 552	$ 600
Short-term Debt [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)	0.55%	0.00%
Long-term Federal Home Loan Bank Advances, Current	$ 20	$ 0
Weighted Average
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.59%	0.90%	0.34%
Weighted Average | Short-term floating rate daily adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.00%	0.00%	0.50%
Weighted Average | Short-term fixed rate term advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.32%	0.26%	0.30%
Weighted Average | Long-term LIBOR adjustable advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		0.70%	0.00%	0.00%
Weighted Average | Long-term fixed rate advances
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances, Rate (as a percent)		1.37%	1.36%	0.00%